Appendix 1 Details of assets and Liabilities in Foreign Currency - Summary of Assets and Liabilities in Foreign Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	$ 235,684,500	$ 245,171,924	$ 419,456,026	$ 245,999,192
Other current financial assets	1,310,595	40,303,173
Other current non-financial assets	34,634,563	22,406,088
Trade and other current receivables	511,455,330	478,170,067
Current accounts receivable from related parties	68,182,133	54,171,060
Inventories	39,672,250	56,961,643
TOTAL CURRENT ASSETS	1,018,212,660	996,947,772
Other non-current financial assets	7,220,620	7,269,669
Other non-current non-financial assets	38,050,184	44,608,012
Trade and other non-current receivables	313,574,385	60,527,843
Non-current accounts receivable from related parties	34,407,142
Investments accounted for using the equity method	7,928,588	12,873,531	16,912,454
Intangible assets other than goodwill	132,278,593	115,372,393	55,170,904
Goodwill	917,352,974	915,044,725	887,257,655
Property, plant and equipment	5,360,319,624	5,308,647,633	3,585,687,137
Investment property	6,795,155	7,557,356	8,356,772
Deferred tax assets	21,848,239	19,171,230
TOTAL NON-CURRENT ASSETS	6,839,775,504	6,491,072,392
TOTAL ASSETS	7,857,988,164	7,488,020,164
Other current financial liabilities	214,656,576	410,665,815
Trade and other current payables	599,263,208	554,286,324
Current accounts payable to related parties	159,809,887	157,936,325
Other current provisions	4,065,965	5,588,786
Current tax liabilities	17,995,833	17,677,920
Other current non-financial liabilities	45,508,383	71,308,982
Other non-current financial liabilities	1,740,169,919	1,705,833,503
TOTAL CURRENT LIABILITIES	1,041,299,852	1,217,464,152
Trade and other non-current payables	56,250,085	2,584,180
Non-current accounts payable to related parties	784,373,484	447,193,802
Other Provisions	175,926,247	111,460,161	84,059,008
Other long-term provisions	175,926,247	111,460,161	$ 84,059,008
Deferred tax liabilities	249,284,641	278,080,054
Non-current provisions for employee benefits	66,163,490	56,602,664
Other non-current non-financial liabilities	1,302,759	226,653
TOTAL NON-CURRENT LIABILITIES	3,069,404,660	2,596,392,231
TOTAL LIABILITIES	4,110,704,512	3,813,856,383
Details of Assets and Liabilities in Foreign Currency [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	235,684,500	245,171,924
Other current financial assets	1,310,595	40,303,173
Other current non-financial assets	34,634,563	22,406,088
Trade and other current receivables	511,455,330	478,170,067
Current accounts receivable from related parties	68,182,133	54,171,060
Inventories	39,672,250	56,961,643
Current tax assets	127,273,289	99,763,817
TOTAL CURRENT ASSETS	1,018,212,660	996,947,772
Other non-current financial assets	7,220,620	7,269,669
Other non-current non-financial assets	38,050,184	44,608,012
Trade and other non-current receivables	313,574,385	60,527,843
Non-current accounts receivable from related parties	34,407,142
Investments accounted for using the equity method	7,928,588	12,873,531
Intangible assets other than goodwill	132,278,593	115,372,393
Goodwill	917,352,974	915,044,725
Property, plant and equipment	5,360,319,624	5,308,647,633
Investment property	6,795,155	7,557,356
Deferred tax assets	21,848,239	19,171,230
TOTAL NON-CURRENT ASSETS	6,839,775,504	6,491,072,392
TOTAL ASSETS	7,857,988,164	7,488,020,164
Other current financial liabilities	214,656,576	410,665,815
Trade and other current payables	599,263,208	554,286,324
Current accounts payable to related parties	159,809,887	157,936,325
Other current provisions	4,065,965	5,588,786
Current tax liabilities	17,995,833	17,677,920
Other current non-financial liabilities	45,508,383	71,308,982
Other non-current financial liabilities	1,740,169,919	1,705,833,503
TOTAL CURRENT LIABILITIES	1,041,299,852	1,217,464,152
Trade and other non-current payables	56,250,085	2,584,180
Non-current accounts payable to related parties	784,373,484	447,193,802
Other Provisions	171,860,282	105,871,375
Other long-term provisions	171,860,282	105,871,375
Deferred tax liabilities	249,284,641	278,080,054
Non-current provisions for employee benefits	66,163,490	56,602,664
Other non-current non-financial liabilities	1,302,759	226,653
TOTAL NON-CURRENT LIABILITIES	3,069,404,660	2,596,392,231
TOTAL LIABILITIES	4,110,704,512	3,813,856,383
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency USD [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	18,115,385	16,575,872
Other current financial assets	322,317	38,969,410
Other current non-financial assets	535,716	2,832,782
Trade and other current receivables	10,964,072	3,193,959
Current accounts receivable from related parties	40,603,423	6,997,861
Inventories	4,212,534	4,451,134
Current tax assets	9,740,736	3,678
TOTAL CURRENT ASSETS	84,494,183	73,024,696
Other non-current financial assets	2	4,227,628
Trade and other non-current receivables	167,297,679	17,074,839
Non-current accounts receivable from related parties	34,407,142
Investments accounted for using the equity method		3,052,983
Intangible assets other than goodwill	45,684,307	44,865,424
Goodwill	8,274,916	7,640,247
Property, plant and equipment	1,638,296,993	1,523,774,815
Deferred tax assets	15,318,038	18,055,431
TOTAL NON-CURRENT ASSETS	1,909,279,077	1,618,691,367
TOTAL ASSETS	1,993,773,260	1,691,716,063
Other current financial liabilities	178,791,077	165,786,810
Trade and other current payables	66,209,531	44,138,753
Current accounts payable to related parties	11,910,024	324,743
Other current provisions		12,510
Current tax liabilities	55,049	22,626
Other current non-financial liabilities	2,933,274	2,766,862
Other non-current financial liabilities	1,431,324,011	1,408,715,068
TOTAL CURRENT LIABILITIES	259,898,955	213,052,304
Trade and other non-current payables	56,222,424	31,124
Non-current accounts payable to related parties	486,839,483	447,193,802
Other Provisions	16,545,238	12,392,385
Other long-term provisions	16,545,238	12,392,385
Deferred tax liabilities	88,267,463	74,730,155
Non-current provisions for employee benefits	632,115	532,225
TOTAL NON-CURRENT LIABILITIES	2,079,830,734	1,943,594,759
TOTAL LIABILITIES	2,339,729,689	2,156,647,063
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Euros [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	654,319	103,847
Trade and other current receivables	84,090	3,905
Current accounts receivable from related parties	22,859,682	26,475,919
Inventories	447,603
TOTAL CURRENT ASSETS	24,045,694	26,583,671
Property, plant and equipment	7,763,853
TOTAL NON-CURRENT ASSETS	7,763,853
TOTAL ASSETS	31,809,547	26,583,671
Other current financial liabilities	628,053
Trade and other current payables	4,333,666	2,347,924
Current accounts payable to related parties	109,765,956	82,619,960
Other current non-financial liabilities	3,391,727
Other non-current financial liabilities	7,069,801
TOTAL CURRENT LIABILITIES	118,119,402	84,967,884
Non-current accounts payable to related parties	297,534,001
TOTAL NON-CURRENT LIABILITIES	304,603,802
TOTAL LIABILITIES	422,723,204	84,967,884
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Chilean Peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	209,818,277	222,434,412
Other current financial assets	280,529	644,618
Other current non-financial assets	34,098,847	17,838,717
Trade and other current receivables	500,407,168	474,941,686
Current accounts receivable from related parties	3,419,722	20,673,951
Inventories	34,959,079	52,510,509
Current tax assets	117,532,553	99,614,294
TOTAL CURRENT ASSETS	900,516,175	888,658,187
Other non-current financial assets	7,220,618	2,352,896
Other non-current non-financial assets	37,993,234	44,390,009
Trade and other non-current receivables	146,276,706	33,425,943
Investments accounted for using the equity method	7,928,588	9,520,350
Intangible assets other than goodwill	86,594,286	70,247,490
Goodwill	909,078,058	907,404,478
Property, plant and equipment	3,678,912,343	3,769,310,697
Investment property	6,795,155	7,557,356
Deferred tax assets	6,530,201	1,115,799
TOTAL NON-CURRENT ASSETS	4,887,329,189	4,845,325,018
TOTAL ASSETS	5,787,845,364	5,733,983,205
Other current financial liabilities	20,005	212,736,911
Trade and other current payables	523,504,426	503,689,338
Current accounts payable to related parties	38,133,907	74,991,622
Other current provisions	4,065,965	5,551,609
Current tax liabilities	17,940,784	17,243,717
Other current non-financial liabilities	38,929,298	68,532,059
Other non-current financial liabilities	68,922
TOTAL CURRENT LIABILITIES	622,594,385	882,745,256
Trade and other non-current payables	27,661	2,553,056
Other Provisions	155,315,044	93,478,990
Other long-term provisions	155,315,044	93,478,990
Deferred tax liabilities	161,017,178	203,349,899
Non-current provisions for employee benefits	65,531,375	56,070,439
Other non-current non-financial liabilities	1,302,759	226,653
TOTAL NON-CURRENT LIABILITIES	383,262,939	355,679,037
TOTAL LIABILITIES	1,005,857,324	1,238,424,293
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Argentine peso [member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Cash and cash equivalents	7,096,519	6,057,793
Other current non-financial assets		917,718
Trade and other current receivables		30,517
Current tax assets		145,845
TOTAL CURRENT ASSETS	7,096,519	7,151,873
Other non-current non-financial assets		218,003
Trade and other non-current receivables		21,255
Investments accounted for using the equity method		300,198
Intangible assets other than goodwill		259,479
Property, plant and equipment		15,562,121
TOTAL NON-CURRENT ASSETS		16,361,056
TOTAL ASSETS	7,096,519	23,512,929
Trade and other current payables		511,460
Other current provisions		24,667
Current tax liabilities		411,577
Other current non-financial liabilities		10,061
TOTAL CURRENT LIABILITIES		957,765
TOTAL LIABILITIES		957,765
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency U.F. [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Other current financial assets	707,749	689,145
Other current non-financial assets		816,871
Inventories	53,034
TOTAL CURRENT ASSETS	760,783	1,506,016
Other non-current financial assets		689,145
Other non-current non-financial assets	56,950
Trade and other non-current receivables		10,005,806
Property, plant and equipment	35,346,435
TOTAL NON-CURRENT ASSETS	35,403,385	10,694,951
TOTAL ASSETS	36,164,168	12,200,967
Other current financial liabilities	35,217,441	32,142,094
Trade and other current payables	5,215,585	3,598,849
Other current non-financial liabilities	254,084
Other non-current financial liabilities	301,707,185	297,118,435
TOTAL CURRENT LIABILITIES	40,687,110	35,740,943
TOTAL NON-CURRENT LIABILITIES	301,707,185	297,118,435
TOTAL LIABILITIES	342,394,295	332,859,378
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Brazilian Real [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts receivable from related parties	465,970	23,329
TOTAL CURRENT ASSETS	465,970	23,329
TOTAL ASSETS	465,970	$ 23,329
Details of Assets and Liabilities in Foreign Currency [Member] | Foreign Currency Colombian peso [Member]
Disclosure Of Assets And Liabilities By Currency [Line Items]
Current accounts receivable from related parties	833,336
TOTAL CURRENT ASSETS	833,336
TOTAL ASSETS	$ 833,336